Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
September 30, 2025
OFR-NPRT3-1125
1.807742.121
Municipal Securities - 94.9%
	Principal Amount (a)	Value ($)
Guam - 1.3%
Special Tax - 1.3%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2030	1,345,000	1,440,939
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	1,255,000	1,375,720
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2033	3,355,000	3,677,056
		6,493,715
TOTAL GUAM		6,493,715
Ohio - 92.0%
Education - 16.8%
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2031	710,000	704,168
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2035	1,300,000	1,235,639
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2028 (Build America Mutual Assurance Co Insured)	515,000	546,401
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2029 (Build America Mutual Assurance Co Insured)	670,000	725,772
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2030 (Build America Mutual Assurance Co Insured)	540,000	595,062
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2031 (Build America Mutual Assurance Co Insured)	735,000	819,338
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2032 (Build America Mutual Assurance Co Insured)	720,000	808,395
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2033 (Build America Mutual Assurance Co Insured)	770,000	868,899
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2035 (Build America Mutual Assurance Co Insured)	835,000	937,650
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2034 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,865,000	2,019,779
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2035 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,910,000	2,053,282
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2036 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,065,000	2,206,473
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2037 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,170,000	2,303,599
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.5% 8/1/2047 (Cleveland OH St Univ Gen Rcp Guaranteed)	3,000,000	3,133,242
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,125,000	1,137,692
Kent St Univ Ohio Unv Revs Series 2020 A, 5% 5/1/2045	1,250,000	1,281,672
Miami Univ. OH Series 2022 A, 5% 9/1/2029	545,000	596,674
Miami Univ. OH Series 2022 A, 5% 9/1/2030	500,000	558,052
Miami Univ. OH Series 2022 A, 5% 9/1/2031	700,000	791,788
Miami Univ. OH Series 2022 A, 5% 9/1/2032	735,000	823,111
Miami Univ. OH Series 2022 A, 5% 9/1/2033	780,000	868,211
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	5,000,000	4,895,883
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, OH Proj.) 5% 12/1/2037	835,000	878,241
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2033	300,000	329,384
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2035	300,000	324,706
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2028	400,000	414,862
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2029	735,000	762,241
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2030	300,000	310,958
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2031	400,000	413,432
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2033	650,000	669,058
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2038	2,500,000	2,633,893
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2037	1,270,000	1,388,689
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2038	1,330,000	1,440,955
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2049	3,270,000	2,797,960
Ohio St Higher Ed Fac Comm (Otterbein College, OH Proj.) 4% 12/1/2046	1,250,000	1,035,611
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 3% 2/1/2037	1,335,000	1,185,468
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 4% 2/1/2036	900,000	907,155
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	1,310,000	1,379,574
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2031	1,130,000	1,187,806
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2035	1,000,000	1,036,983
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2034	1,000,000	1,075,045
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2035	800,000	855,128
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5% 9/1/2040	895,000	945,003
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2042	1,000,000	1,058,002
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2044	1,105,000	1,148,856
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2045	525,000	542,943
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.5% 9/1/2050	1,050,000	1,096,462
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) Series 2018, 5% 9/1/2033	1,445,000	1,512,550
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	4,650,000	4,697,705
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2029	250,000	267,359
University Cincinnati OH Gen 5% 6/1/2032	745,000	753,055
University Cincinnati OH Gen 5% 6/1/2034	585,000	590,783
University Cincinnati OH Gen Series 2019 A, 3% 6/1/2039	3,000,000	2,630,205
University Cincinnati OH Gen Series 2024D, 5% 6/1/2028	1,130,000	1,204,318
University Cincinnati OH Gen Series 2024D, 5% 6/1/2030	590,000	654,537
University Cincinnati OH Gen Series 2024D, 5% 6/1/2031	620,000	697,716
University Cincinnati OH Gen Series 2024D, 5% 6/1/2032	500,000	568,187
University Cincinnati OH Gen Series 2024D, 5% 6/1/2033	995,000	1,137,386
University Cincinnati OH Gen Series 2024D, 5% 6/1/2035	760,000	860,509
University Cincinnati OH Gen Series 2024D, 5% 6/1/2038	1,700,000	1,871,399
University Cincinnati OH Gen Series 2024D, 5% 6/1/2039	1,070,000	1,167,830
University Cincinnati OH Gen Series 2024D, 5% 6/1/2040	1,120,000	1,208,413
University Cincinnati OH Gen Series 2024D, 5% 6/1/2041	1,175,000	1,257,031
University Toledo OH Gen Recpt 5% 6/1/2026	600,000	609,253
University Toledo OH Gen Recpt 5% 6/1/2027	350,000	363,251
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2026 (Build America Mutual Assurance Co Insured)	520,000	527,271
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2027 (Build America Mutual Assurance Co Insured)	545,000	564,044
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2028 (Build America Mutual Assurance Co Insured)	565,000	597,843
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2029 (Build America Mutual Assurance Co Insured)	600,000	647,391
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2030 (Build America Mutual Assurance Co Insured)	235,000	258,263
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	250,000	278,295
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	260,000	291,237
		80,945,028
Electric Utilities - 2.5%
American Mun Pwr Rev Series 2023A, 5% 2/15/2039	4,250,000	4,625,519
American Mun Pwr Rev Series 2024 A, 5% 2/15/2048	1,325,000	1,366,385
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2032 (Assured Guaranty Inc Insured)	365,000	382,553
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2034 (Assured Guaranty Inc Insured)	785,000	818,117
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	1,034,571
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2038 (Assured Guaranty Inc Insured)	830,000	852,202
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2035 (Assured Guaranty Inc Insured)	1,000,000	1,017,857
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	1,010,885
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2037 (Assured Guaranty Inc Insured)	1,000,000	1,007,385
		12,115,474
Escrowed/Pre-Refunded - 0.0%
Ohio St Hsg Fin Agy Res Mtg Rev Series 2021B, 5% 1/1/2039 (Pre-refunded to 1/1/2032 at 100)	170,000	192,752
General Obligations - 15.7%
Bath Local School District 2.125% 12/1/2040 (Build America Mutual Assurance Co Insured)	670,000	477,767
Bowling Green OH City Sch Dist Series 2024 A, 4% 10/1/2044	1,980,000	1,899,602
City of Columbus OH Series 2017A, 3.25% 4/1/2037	265,000	254,294
Cleveland OH Gen. Oblig. Series 2012, 5% 12/1/2025	25,000	25,042
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2031	270,000	270,858
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2035	370,000	351,477
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2036	430,000	400,557
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2027	200,000	209,918
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2028	200,000	214,282
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2030	290,000	322,208
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2031	300,000	337,143
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2032	300,000	339,995
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2033	405,000	461,658
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2034	460,000	524,363
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2035	400,000	453,644
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2036	405,000	454,577
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2037	620,000	688,720
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2038	720,000	791,563
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2039	560,000	610,576
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2040	500,000	541,203
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2041	785,000	841,028
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2048	2,600,000	2,759,647
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 5% 7/1/2037	3,000,000	3,326,121
Columbus State Community College Gen. Oblig. Series 2020 A, 2.125% 12/1/2040	1,000,000	729,376
County of Cuyahoga OH (Cuyahoga Cnty OH Proj.) 4% 12/1/2041	1,050,000	991,565
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2039	350,000	308,805
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2040	300,000	259,112
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2041	300,000	252,880
Dayton Ohio Gen. Oblig. Series 2020, 3% 12/1/2038	750,000	674,451
Dayton Ohio Gen. Oblig. Series 2020, 3% 12/1/2040	750,000	655,559
Dublin OH City Sch Dist Series 2024, 5% 12/1/2027	625,000	660,059
Dublin OH City Sch Dist Series 2024, 5% 12/1/2028	285,000	308,058
Dublin OH City Sch Dist Series 2024, 5% 12/1/2029	250,000	276,198
Dublin OH City Sch Dist Series 2024, 5% 12/1/2030	300,000	337,480
Dublin OH City Sch Dist Series 2024, 5% 12/1/2031	270,000	307,859
Dublin OH City Sch Dist Series 2024, 5% 12/1/2032	300,000	345,226
Dublin OH City Sch Dist Series 2024, 5% 12/1/2033	315,000	365,237
Dublin OH City Sch Dist Series 2024, 5% 12/1/2034	250,000	287,415
Dublin OH City Sch Dist Series 2024, 5% 12/1/2035	525,000	597,969
Dublin OH City Sch Dist Series 2024, 5% 12/1/2036	500,000	564,359
Dublin OH City Sch Dist Series 2024, 5% 12/1/2037	500,000	559,269
Dublin OH City Sch Dist Series 2024, 5% 12/1/2038	300,000	332,536
Dublin OH City Sch Dist Series 2024, 5% 12/1/2039	275,000	302,622
Dublin OH City Sch Dist Series 2024, 5% 12/1/2040	400,000	437,604
Dublin OH City Sch Dist Series 2024, 5% 12/1/2041	500,000	541,798
Dublin OH City Sch Dist Series 2024, 5% 12/1/2042	600,000	644,074
Dublin OH City Sch Dist Series 2024, 5% 12/1/2044	800,000	848,763
Fairfield Cnty OH Gen. Oblig. 3% 12/1/2044	1,910,000	1,546,798
Fayette Cnty Ohio Gen. Oblig. 2.25% 12/1/2041	585,000	429,686
Fayette Cnty Ohio Gen. Oblig. Series 2021, 3% 12/1/2038	400,000	356,891
Forest Hills OH Loc Sch Dist Series 2015, 3.5% 12/1/2033	790,000	785,280
Kent OH City Sch Dist Series 2020, 2.5% 12/1/2048	4,545,000	2,891,976
Lake Loc Sch Dist Ohio Wood Series 2022, 3% 12/1/2037	250,000	223,124
Lake Loc Sch Dist Ohio Wood Series 2022, 4% 12/1/2041	200,000	194,515
Lake Loc Sch Dist Ohio Wood Series 2022, 4% 12/1/2046	250,000	229,099
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	16,460,000	17,678,833
Lucas Cnty OH Gen. Oblig. 2.25% 12/1/2040	1,725,000	1,258,581
Manchester Ohio Loc Sch Dist Series 2021, 3% 12/1/2043 (Assured Guaranty Inc Insured)	4,885,000	3,943,933
Milford OH Exmp Vlg Sch Dist Series 2022, 4% 12/1/2047	200,000	192,156
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2035	1,450,000	1,490,944
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2036	1,250,000	1,281,647
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2037	1,430,000	1,462,324
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2037	1,680,000	1,821,239
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2038	1,000,000	1,075,954
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	1,000,000	1,068,338
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2040	1,110,000	1,176,237
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	750,000	790,615
Ohio St Spl Oblig (State of Ohio Proj.) Series 2020B, 5% 4/1/2039	1,865,000	1,971,108
State of Ohio Gen. Oblig. Series 2020 A, 2% 3/1/2033	300,000	265,766
State of Ohio Gen. Oblig. Series 2020 A, 2% 3/1/2034	300,000	259,491
Strongsville Ohio City Sch Dis Series 2020, 3% 12/1/2045	1,500,000	1,198,160
Tallmadge Ohio Gen. Oblig. 2% 12/1/2035	250,000	203,895
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	4,530,000	3,581,303
		75,522,410
Health Care - 26.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2025	1,150,000	1,152,139
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2026	535,000	546,325
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2032	1,000,000	1,020,410
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2034	1,500,000	1,526,300
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2041	10,545,000	10,690,269
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	2,650,000	2,683,444
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 3% 11/15/2040	5,400,000	5,330,104
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	11,880,000	11,468,400
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	750,000	797,828
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 4% 11/15/2035	2,000,000	1,914,393
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2026	1,750,000	1,759,520
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2027	1,700,000	1,739,810
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2028	2,385,000	2,428,086
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2030	3,000,000	3,050,957
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2031	1,500,000	1,523,506
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2032	1,450,000	1,469,835
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	5,000,000	4,422,836
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2041	2,625,000	2,746,015
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2031	1,350,000	1,355,001
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.25% 1/1/2038	1,755,000	1,829,582
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5% 1/1/2043	1,200,000	1,186,551
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2036	400,000	428,062
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2037	500,000	529,575
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2041	1,050,000	1,079,136
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2045	450,000	450,748
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2038	350,000	374,742
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2039	610,000	648,346
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2050	1,900,000	1,922,943
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2041	905,000	833,638
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	3,000,000	2,574,750
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	3,000,000	2,743,001
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 5% 8/1/2032	1,000,000	1,068,072
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 5% 8/1/2034	1,000,000	1,062,907
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2035	555,000	608,782
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2036	515,000	560,255
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2037	510,000	550,321
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2038	500,000	533,762
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2039	525,000	556,886
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2040	500,000	534,104
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2041	500,000	529,061
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2042	400,000	420,360
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2043	450,000	470,629
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2044	500,000	520,186
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2049	1,000,000	1,021,408
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2054	2,500,000	2,540,106
Montgomery Cnty OH Hosp Rev (Dayton Childrens Hospital Proj.) Series 2021, 4% 8/1/2046	1,230,000	1,121,758
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 3% 8/1/2051	5,680,000	3,930,392
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2037	1,125,000	1,098,454
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2041	850,000	801,113
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	750,000	818,704
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2036	1,225,000	1,304,965
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2038	1,000,000	1,051,296
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2039	1,100,000	1,151,594
Ohio St Higher Edl Fac Commn Healthcare Rev (Otterbein Homes Proj.) Series 2021B, 3% 7/1/2041	450,000	353,220
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	7,185,000	7,151,994
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2037	1,025,000	989,757
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2039	1,115,000	1,046,104
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	1,110,000	1,021,117
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2041	1,175,000	1,060,489
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2033	1,270,000	1,345,709
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2035	1,465,000	1,530,638
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,560,000	1,925,010
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	5,000,000	5,119,607
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	5,210,000	3,847,678
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	230,000	253,519
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2036	540,000	590,771
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2037	250,000	271,657
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2038	855,000	922,502
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2021B, 5% 1/1/2039 (Pre-refunded to 1/1/2039 at 100)	755,000	808,890
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2030	3,860,000	3,884,467
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	1,325,000	1,187,807
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2029	825,000	857,819
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	200,000	209,000
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	215,000	227,373
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	230,000	246,209
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	245,000	263,862
		129,596,566
Housing - 5.5%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	2,510,000	2,542,934
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	5,535,000	5,497,140
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 2.3% 3/1/2033	1,850,000	1,652,759
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	400,000	436,357
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2031	600,000	662,440
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 9/1/2031	640,000	710,113
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 5% 3/1/2052	2,170,000	2,255,032
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 5.5% 3/1/2053	3,390,000	3,596,109
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 B, 4.5% 3/1/2047 (c)	165,000	165,815
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2020 A, 2.75% 9/1/2040	2,335,000	1,868,396
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	3,900,000	2,858,532
Summit Cnty Dev Mhsg Series 2025, 2.8% tender 10/1/2044 (b)	4,300,000	4,267,918
		26,513,545
Other - 1.8%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2046	945,000	845,417
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	1,000,000	856,710
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2029	325,000	346,693
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2030	250,000	269,194
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2031	525,000	566,127
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2032	500,000	536,258
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2033	400,000	426,843
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	300,000	318,639
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2035	500,000	528,818
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2036	440,000	462,722
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2037	400,000	418,891
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2039	1,400,000	1,451,573
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2040	1,620,000	1,669,434
		8,697,319
Special Tax - 7.0%
Akron OH Income Tax Rev 4% 12/1/2028	1,380,000	1,436,892
Akron OH Income Tax Rev 4% 12/1/2029	1,500,000	1,573,623
Akron OH Income Tax Rev 4% 12/1/2030	1,210,000	1,272,225
Akron OH Income Tax Rev 4% 12/1/2031	1,105,000	1,152,888
Akron OH Income Tax Rev 4% 12/1/2032	1,285,000	1,333,283
Akron OH Income Tax Rev 4% 12/1/2033	1,300,000	1,341,867
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2033	600,000	626,577
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2036	700,000	723,349
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2039	2,040,000	2,085,982
Cleveland Public Library Series 2019 A, 4% 12/1/2033	425,000	439,023
Cleveland Public Library Series 2019 A, 4% 12/1/2034	370,000	379,422
Cleveland Public Library Series 2019 A, 4% 12/1/2035	620,000	632,230
Cleveland Public Library Series 2019 A, 4% 12/1/2036	1,400,000	1,421,010
Cleveland Public Library Series 2019 A, 4% 12/1/2037	1,115,000	1,125,202
Cleveland Public Library Series 2019 A, 4% 12/1/2038	650,000	652,659
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2036	3,855,000	3,973,336
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	3,755,000	3,845,146
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,500,000	2,392,978
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	6,000,000	5,488,921
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5% 12/1/2044	1,000,000	981,318
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,000,000	949,182
		33,827,113
Synthetics - 1.9%
Franklin Cnty OH Rev Participating VRDN Series 2022 016, 3.88% 12/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)	9,305,000	9,305,000
Tobacco Bonds - 3.9%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	1,500,000	1,061,178
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2037	5,975,000	5,846,101
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	1,000,000	964,653
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	1,000,000	951,704
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	5,750,000	4,827,091
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	1,000,000	1,035,079
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	2,000,000	2,097,655
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,000,000	2,082,903
		18,866,364
Transportation - 5.1%
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2026 (c)	710,000	713,716
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (c)	700,000	717,008
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2042 (c)	10,000,000	10,514,711
Ohio St Tpk Commn Tpk Rev 5% 2/15/2046	7,500,000	7,742,584
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (e)	10,000,000	4,627,242
		24,315,261
Water & Sewer - 5.0%
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2036	650,000	606,974
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2037	250,000	229,063
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2038	270,000	242,802
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2039	500,000	443,124
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2040	365,000	319,039
Cleveland OH Water Pollution Control 5% 11/15/2036	450,000	450,559
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2028	1,750,000	1,888,804
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2030	1,250,000	1,402,938
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2032	950,000	1,091,213
Northeast OH Regl Swr Wstwtr Rev Series 2016, 3% 11/15/2036	250,000	231,692
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	1,385,000	1,325,990
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	675,000	592,215
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 12/1/2033	685,000	678,387
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	4,050,000	4,433,637
Ohio Water Development Authority Series 2024 A, 5% 12/1/2045	1,060,000	1,130,600
Ohio Water Development Authority Series 2024 B, 5% 12/1/2037	2,685,000	3,032,159
Ohio Water Development Authority Series 2024 B, 5% 12/1/2038	1,415,000	1,582,116
Ohio Water Development Authority Series 2025 A, 5% 12/1/2044	4,000,000	4,306,139
		23,987,451
TOTAL OHIO		443,884,283
Puerto Rico - 1.1%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (e)	1,634,241	1,167,203
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	590,000	631,158
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,395,000	1,545,885
		3,344,246
Special Tax - 0.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (e)	1,515,000	1,239,266
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	705,000	726,090
TOTAL PUERTO RICO		5,309,602
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	420,000	457,139
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	445,000	487,409
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	1,355,000	1,457,064
		2,401,612
TOTAL VIRGIN ISLANDS		2,401,612
TOTAL MUNICIPAL SECURITIES (Cost $465,164,251)		458,089,212

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $20,505,323)	3.29	20,501,223	20,505,323

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $485,669,574)	478,594,535
NET OTHER ASSETS (LIABILITIES) - 0.9%	4,450,683
NET ASSETS - 100.0%	483,045,218

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Zero coupon bond which is issued at a discount.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $726,090 or 0.2% of net assets.

(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	17,325,224	124,892,510	121,712,411	336,479	-	-	20,505,323	20,501,223	0.7%
Total	17,325,224	124,892,510	121,712,411	336,479	-	-	20,505,323

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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